NOTES PAYABLE (Details Narrative) - USD ($)													2 Months Ended
	Jul. 16, 2025	May 27, 2025	Apr. 15, 2025	Mar. 25, 2025	Mar. 20, 2025	Feb. 07, 2025	Feb. 03, 2025	Jan. 30, 2025	Jan. 15, 2025	Dec. 13, 2024	Apr. 01, 2023	Mar. 23, 2023	Mar. 02, 2023	Jul. 29, 2025	Jun. 09, 2025	Jun. 02, 2025	Feb. 14, 2025	Feb. 11, 2025	Feb. 10, 2025	Jan. 27, 2025	Jan. 06, 2025	Jan. 03, 2025	Dec. 31, 2024	Oct. 18, 2024	Jun. 28, 2024	Apr. 01, 2024	Mar. 18, 2024	Dec. 31, 2023	Nov. 18, 2022
Short-Term Debt [Line Items]
Debt principal amount																				$ 500,000									$ 78,260
Debt instrument periodic payment											$ 31,630		$ 5,000
Repayments of notes payable												$ 63,260
Notes payable																							$ 0					$ 0
Note payable																							150,000
Number of restricted common stock issued				1,000,000	80,000			650,000
Conversion price																				$ 1.50
Warrant exercise price per share														$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50						$ 2.53
Warrant [Member] | Amended and Restated Promissory Note [Member]
Short-Term Debt [Line Items]
Ownership limitation percentage		4.999%
Warrant exercise price per share		$ 1.815
Common Stock [Member]
Short-Term Debt [Line Items]
Warrant exercise price per share																					$ 2.59	$ 2.61
Common Stock [Member] | Amended and Restated Promissory Note [Member]
Short-Term Debt [Line Items]
Conversion price		$ 1.50
Ownership limitation percentage		4.999%
Shares issuable upon exercise of warrants		275,482
Agreement to Amend [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase of common stock		275,482
Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt principal amount																				$ 500,000
Number of restricted common stock issued						155,555	70,000	650,000
Conversion price																				$ 1.50
Warrant exercise price per share																	$ 1.50	$ 1.50	$ 1.50
Subsequent Event [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Warrant exercise price per share																					$ 2.59	$ 2.61
Subsequent Event [Member] | Debt Conversion Agreement [Member]
Short-Term Debt [Line Items]
Note payable									$ 150,000
Conversion price									$ 2.25
Warrant exercise price per share									$ 2.53
Mr. Jacob Cohen [Member]
Short-Term Debt [Line Items]
Debt principal amount										$ 150,000
Interest rate										12.00%
Accrued interest																							13,700
Mr. Jacob Cohen [Member] | Debt Conversion Agreement [Member]
Short-Term Debt [Line Items]
Note payable									$ 150,000	$ 150,000
Number of restricted common stock issued									100,000
Conversion price									$ 1.50
Mr. Jacob Cohen [Member] | Subsequent Event [Member] | Debt Conversion Agreement [Member]
Short-Term Debt [Line Items]
Note payable									$ 150,000
Number of restricted common stock issued									100,000
Conversion price									$ 1.50
Mill End Capital Ltd [Member] | Debt Conversion Agreement [Member]
Short-Term Debt [Line Items]
Note payable									$ 150,000	150,000
Conversion price									$ 1.50
Common stock issued upon debt conversion									100,000
Mill End Capital Ltd [Member] | Subsequent Event [Member] | Debt Conversion Agreement [Member]
Short-Term Debt [Line Items]
Note payable									$ 150,000
Cohen Enterprises Inc [Member]
Short-Term Debt [Line Items]
Debt principal amount																								$ 150,000
Interest rate																								8.00%
Loan borrowed amount																										$ 100,000	$ 50,000
Cohen Enterprises Inc [Member] | Mill End Capital Ltd [Member]
Short-Term Debt [Line Items]
Debt principal amount										$ 150,000
Interest rate										12.00%
Accrued interest																							$ 13,700
Maturity date										Jan. 02, 2025
Indigo Capital LP [Member]
Short-Term Debt [Line Items]
Debt principal amount	$ 500,000
Interest rate			18.00%
Accrued interest	$ 90,000
Conversion price	$ 1.50
Common stock issued upon debt conversion	393,333
Loan borrowed amount			$ 500,000
Maturity date description			The Promissory Note matures on the earlier of (i) April 15, 2026